NON-WHOLLY OWNED SUBSIDIARIES - Summarized Statement of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current Assets	$ 4,896	$ 3,711
Non-Current Assets	69,065	57,620
Current Liabilities	8,661	5,524
Non-Current Liabilities	38,909	34,134
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Current Assets	4,741	3,613
Non-Current Assets	62,026	49,913
Current Liabilities	8,386	5,317
Non-Current Liabilities	37,451	32,480
Non-Controlling Interest in Operating Subsidiaries	15,658	13,955
Partnership capital	5,272	1,774
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Current Assets	249	181
Non-Current Assets	4,961	5,264
Current Liabilities	316	333
Non-Current Liabilities	3,285	3,241
Non-Controlling Interest in Operating Subsidiaries	314	367
Partnership capital	1,295	1,504
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Current Assets	668	405
Non-Current Assets	3,115	3,494
Current Liabilities	1,278	203
Non-Current Liabilities	2,028	2,772
Non-Controlling Interest in Operating Subsidiaries	389	783
Partnership capital	88	141
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Current Assets	219	220
Non-Current Assets	1,061	1,256
Current Liabilities	162	248
Non-Current Liabilities	522	478
Non-Controlling Interest in Operating Subsidiaries	512	636
Partnership capital	84	114
Brazil electricity transmission operation
Disclosure of subsidiaries [line items]
Current Assets	104	15
Non-Current Assets	1,457	320
Current Liabilities	30	11
Non-Current Liabilities	902	196
Non-Controlling Interest in Operating Subsidiaries	436	89
Partnership capital	193	39
Canadian District Energy Operation
Disclosure of subsidiaries [line items]
Current Assets		28
Non-Current Assets		1,260
Current Liabilities		147
Non-Current Liabilities		567
Non-Controlling Interest in Operating Subsidiaries		429
Partnership capital		145
U.S. district energy operation
Disclosure of subsidiaries [line items]
Current Assets		38
Non-Current Assets		1,097
Current Liabilities		78
Non-Current Liabilities		768
Non-Controlling Interest in Operating Subsidiaries		163
Partnership capital		126
North American residential energy infrastructure operation
Disclosure of subsidiaries [line items]
Current Assets	269	210
Non-Current Assets	4,583	4,215
Current Liabilities	466	436
Non-Current Liabilities	2,660	2,321
Non-Controlling Interest in Operating Subsidiaries	1,215	1,174
Partnership capital	511	494
Indian gas transmission operation
Disclosure of subsidiaries [line items]
Current Assets	154	94
Non-Current Assets	2,015	2,172
Current Liabilities	287	131
Non-Current Liabilities	1,191	1,308
Non-Controlling Interest in Operating Subsidiaries	644	781
Partnership capital	47	46
UK Residential Infrastructure Business
Disclosure of subsidiaries [line items]
Current Assets	5
Non-Current Assets	151
Current Liabilities	34
Non-Current Liabilities	5
Non-Controlling Interest in Operating Subsidiaries	99
Partnership capital	18
European Residential Infrastructure Operation
Disclosure of subsidiaries [line items]
Current Assets	24
Non-Current Assets	213
Current Liabilities	10
Non-Current Liabilities	78
Non-Controlling Interest in Operating Subsidiaries	132
Partnership capital	17
North American rail operation
Disclosure of subsidiaries [line items]
Current Assets	564	504
Non-Current Assets	9,561	9,569
Current Liabilities	564	699
Non-Current Liabilities	4,930	4,898
Non-Controlling Interest in Operating Subsidiaries	4,173	4,032
Partnership capital	458	444
U.K. ports operation
Disclosure of subsidiaries [line items]
Current Assets	55	62
Non-Current Assets	1,154	1,105
Current Liabilities	40	45
Non-Current Liabilities	779	735
Non-Controlling Interest in Operating Subsidiaries	159	157
Partnership capital	231	230
Australian port operation
Disclosure of subsidiaries [line items]
Current Assets	262	151
Non-Current Assets	581	863
Current Liabilities	223	131
Non-Current Liabilities	180	393
Non-Controlling Interest in Operating Subsidiaries	316	352
Partnership capital	124	138
Chilean toll roads
Disclosure of subsidiaries [line items]
Current Assets		126
Non-Current Assets		835
Current Liabilities		125
Non-Current Liabilities		1,148
Non-Controlling Interest in Operating Subsidiaries		(335)
Partnership capital		23
Peruvian toll roads
Disclosure of subsidiaries [line items]
Current Assets	98	105
Non-Current Assets	1,132	1,247
Current Liabilities	17	438
Non-Current Liabilities	561	212
Non-Controlling Interest in Operating Subsidiaries	541	591
Partnership capital	111	111
Indian Toll Roads
Disclosure of subsidiaries [line items]
Current Assets	70	87
Non-Current Assets	732	808
Current Liabilities	166	177
Non-Current Liabilities	364	426
Non-Controlling Interest in Operating Subsidiaries	189	203
Partnership capital	83	89
North American gas storage operation
Disclosure of subsidiaries [line items]
Current Assets	258	170
Non-Current Assets	1,479	1,433
Current Liabilities	227	67
Non-Current Liabilities	662	658
Non-Controlling Interest in Operating Subsidiaries	525	544
Partnership capital	323	334
Canadian diversified midstream operation
Disclosure of subsidiaries [line items]
Current Assets	441
Non-Current Assets	15,034
Current Liabilities	2,875
Non-Current Liabilities	7,283
Non-Controlling Interest in Operating Subsidiaries	2,413
Partnership capital	2,904
Western Canadian natural gas gathering and processing operation
Disclosure of subsidiaries [line items]
Current Assets	130	125
Non-Current Assets	3,932	3,964
Current Liabilities	96	131
Non-Current Liabilities	1,974	2,072
Non-Controlling Interest in Operating Subsidiaries	1,422	1,348
Partnership capital	570	538
U.S. data center operation
Disclosure of subsidiaries [line items]
Current Assets	51	67
Non-Current Assets	1,401	1,634
Current Liabilities	86	95
Non-Current Liabilities	929	1,138
Non-Controlling Interest in Operating Subsidiaries	312	334
Partnership capital	125	134
Australian data center operation
Disclosure of subsidiaries [line items]
Current Assets	28	12
Non-Current Assets	402	311
Current Liabilities	23	127
Non-Current Liabilities	119	7
Non-Controlling Interest in Operating Subsidiaries	206	135
Partnership capital	82	54
U.K. telecom towers operation
Disclosure of subsidiaries [line items]
Current Assets	40	32
Non-Current Assets	880	896
Current Liabilities	190	332
Non-Current Liabilities	495	327
Non-Controlling Interest in Operating Subsidiaries	177	203
Partnership capital	58	66
Indian Telecom Towers Operation
Disclosure of subsidiaries [line items]
Current Assets	306	392
Non-Current Assets	8,081	7,998
Current Liabilities	407	493
Non-Current Liabilities	6,034	5,392
Non-Controlling Interest in Operating Subsidiaries	1,443	1,917
Partnership capital	503	588
Holding LP and other
Disclosure of subsidiaries [line items]
Current Assets	746	589
Non-Current Assets	101	172
Current Liabilities	889	870
Non-Current Liabilities	2,470	3,423
Non-Controlling Interest in Operating Subsidiaries	41	52
Partnership capital	$ (2,553)	$ (3,584)